Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document period end date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	TITAN MEDICAL INC
Entity Central Index Key	0000840551
Current Fiscal Year End Date	--12-31